Segment reporting - Geographic information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Gross premiums written	$ 126,403	$ 162,277	$ 45,425	$ 98,215	$ 96,020	$ 27,895	$ 41,651	$ 28,178	$ 92,650	$ 0	$ 359,498	$ 239,660	$ 401,937	$ 190,374	$ 0
Gross Premiums Written
Revenue from External Customer [Line Items]
Gross premiums written	126,403		45,425								359,498	239,660	401,937	190,374
Concentration risk, percentage	100.00%		100.00%								100.00%	100.00%	100.00%	100.00%
Gross Premiums Written | United States
Revenue from External Customer [Line Items]
Gross premiums written	85,686		7,665								288,420	151,314	304,141	190,374
Concentration risk, percentage	67.70%		16.90%								80.30%	63.10%	75.70%	100.00%
Gross Premiums Written | United Kingdom
Revenue from External Customer [Line Items]
Gross premiums written	(812)		0								24,600	0
Concentration risk, percentage	(0.60%)		0.00%								6.80%	0.00%
Gross Premiums Written | Bermuda
Revenue from External Customer [Line Items]
Gross premiums written	41,529		37,760								46,478	86,946	96,396	0
Concentration risk, percentage	32.90%		83.10%								12.90%	36.30%	24.00%	0.00%
Gross Premiums Written | Other
Revenue from External Customer [Line Items]
Gross premiums written	$ 0		$ 0								$ 0	$ 1,400	$ 1,400	$ 0
Concentration risk, percentage	0.00%		0.00%								0.00%	0.60%	0.30%	0.00%